Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Common Stock
a.
As of December 31, 2022, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	435,456,340	Ps.	6,967,905
Series BB	76,845,237		1,229,631
Total	512,301,577	Ps.	8,197,536

b.
As of December 31, 2023, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	6,967,905
Series BB	75,791,619		1,229,631
Total	505,277,464	Ps.	8,197,536

c.
As of December 31, 2024, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	1,015,232
Series BB	75,791,619		179,158
Total	505,277,464	Ps.	1,194,390

Schedule of Shareholders Equity Tax Account
o.
The balances of Shareholders’ equity tax accounts as of December 31, 2022, 2023 and 2024 were as follows:

	2022		2023		2024
Contributed capital account	Ps.	23,197,291	Ps.	24,278,285	Ps.	18,174,333
Net tax income account		12,516,766		12,008,787		21,892,344
Stockholders equity tax account	Ps.	35,714,057	Ps.	36,287,072	Ps.	40,066,677